Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of inventory

	September 30, 2012	December 31, 2011
Current:
Concentrate stockpiles	$5,666	$3,704
Raw materials	93,909	44,770
Work in process	60,754	16,602
Finished goods	114,671	45,045
Materials and supplies	6,133	1,822
Total current	$281,133	$111,943
Long-term:
Concentrate stockpiles	$1,322	$1,144
Raw materials	8,279	3,186
Finished goods	—	32
Total long-term	$9,601	$4,362

	December 31, 2011	December 31, 2010
Current:
Concentrate stockpiles	$3,704	$4,206
Raw materials	44,770	400
Work in process	16,602	3,582
Finished goods	45,045	9,307
Materials and supplies	1,822	1,327
Total current	$111,943	$18,822
Long-term:
Concentrate stockpiles	$1,144	$5,108
Raw materials	3,186	—
Finished goods	32	104
Total long-term	$4,362	$5,212